PROVISIONS AND CONTINGENT LIABILITIES - Summary of Movement in Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Movement in Provisions [Line Items]
Balance at beginning of the year	$ 10	$ 8
Balance at end of the year	19	10
Arising during the year	9	2
Non-current	9	4
Current	10	6
Non-income tax provisions [Member]
Summary of Movement in Provisions [Line Items]
Balance at beginning of the year	5	3
Balance at end of the year	8	5
Arising during the year	3	2
Non-current
Current	8	5
Decommi-ssioning provision [Member]
Summary of Movement in Provisions [Line Items]
Balance at beginning of the year	4	3
Balance at end of the year	9	4
Arising during the year	5	1
Non-current	9	4
Current
Legal provision [Member]
Summary of Movement in Provisions [Line Items]
Balance at beginning of the year	1	2
Balance at end of the year	1	1
Arising during the year		(1)
Non-current
Current	1	1
Other provisions [Member]
Summary of Movement in Provisions [Line Items]
Balance at beginning of the year
Balance at end of the year	1
Arising during the year	1
Non-current
Current	$ 1